Share capital - Conversion of convertible note liability (Details) - Convertible notes - USD ($)	Sep. 19, 2024	Sep. 10, 2024	Sep. 06, 2024	Sep. 04, 2024	Aug. 20, 2024	Jun. 20, 2024	May 15, 2024
Share capital
Principal amount of debt converted	$ 1,258,364	$ 600,160	$ 375,100	$ 675,180	$ 161,786	$ 1,072,200	$ 70,000
Volume weighted average price per share	$ 28.13	$ 28.13	$ 28.13	$ 28.13	$ 28.13	$ 40.21	$ 40.21
Stock issued on conversion of convertible debt	44,730	21,333	13,333	24,000	5,751	26,667	1,741
Issuance of shares for debt settlement (in shares)						1,047	1,157
Shares issued for remaining principal amount					13,333